Consolidated cash flow statements (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 42.5
Purchase of investments in contracted concessional assets	$ 12.4